Nature of Operations and Material Accounting Policy Information (Policies)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Reporting entity
(a) Reporting entity
Manulife Financial Corporation (“MFC”) is a publicly traded company and the holding company of The Manufacturers Life Insurance Company (“MLI”), a Canadian life insurance company. MFC, including its subsidiaries (collectively, “Manulife” or the “Company”) is a leading financial services group with principal operations in Asia, Canada and the United States. Manulife’s international network of employees, agents and distribution partners offers financial protection and wealth management products and services to personal and business clients as well as asset management services to institutional customers. The Company operates as Manulife in Asia and Canada and as John Hancock and Manulife in the United States.
MFC is domiciled in Canada and incorporated under the Insurance Companies Act (Canada) (“ICA”). These Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
These Consolidated Financial Statements as at and for the year ended December 31, 2023 were authorized for issue by MFC’s Board of Directors on February 14, 2024.

Basis of preparation
(b) Basis of preparation
The preparation of Consolidated Financial Statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities as at the date of the Consolidated Financial Statements, and the reported amounts of insurance service, investment result, and other revenue and expenses during the reporting periods. Actual results may differ from these estimates. The most significant estimation processes relate to evaluating assumptions used in measuring insurance and investment contract liabilities and reinsurance contracts held liabilities, assessing assets for impairment, determining pension and other post-employment benefit obligation and expense assumptions, determining income taxes and uncertain tax positions, and estimating fair values of certain invested assets. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the year in which the estimates are revised and in any future years affected. Although some variability is inherent in these estimates, management believes that the amounts recorded are appropriate. The material accounting policies used and the most significant judgments made by management in applying these accounting policies in the preparation of these Consolidated Financial Statements are summarized below.
The Company’s results and operations have been and may continue to be adversely impacted by the economic environment. The adverse effects include but are not limited to recessionary economic trends in markets the Company operates in, significant market volatility, increase in credit risk, strain on commodity markets and alternative long duration asset (“ALDA”) prices, foreign currency exchange rate volatility, increases in insurance claims, persistency and redemptions, and disruption of business operations. The breadth and depth of these events and their duration contribute additional uncertainty around estimates used in determining the carrying value of certain assets and liabilities included in these Consolidated Financial Statements.
The Company has applied appropriate measurement techniques using reasonable judgment and estimates from the perspective of a market participant to reflect current economic conditions. The impact of these techniques has been reflected in these Consolidated Financial Statements. Changes in the inputs used could materially impact the respective carrying values.

Fair value measurement
(c) Fair value measurement
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (not a forced liquidation or distress sale) between market participants at the measurement date; fair value is an exit value.
When available, quoted market prices are used to determine fair value. If quoted market prices are not available, fair value is typically based upon alternative valuation techniques such as discounted cash flows, matrix pricing, consensus pricing services and other techniques. Broker quotes are generally used when external public vendor prices are not available.
The Company has a valuation process in place that includes a review of price movements relative to the market, a comparison of prices between vendors, and a comparison to internal matrix pricing which uses predominantly external observable data. Judgment is applied in adjusting external observable data for items including liquidity and credit factors.
The Company categorizes its fair value measurement results according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques based on their reliability. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:
Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Company can access at the measurement date, reflecting market transactions.

Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in inactive markets, inputs that are observable that are not prices (such as interest rates, credit risks, etc.) and inputs that are derived from or corroborated by observable market data. Most debt investments are classified within Level 2. Also, included in the Level 2 category are derivative instruments that are priced using models with observable market inputs, including interest rate swaps, equity swaps, credit default swaps and foreign currency forward contracts.
Level 3 – Fair value measurements using significant
non-market
observable inputs. These include valuations for assets and liabilities that are derived using data, some or all of which is not market observable, including assumptions about risk. Level 3 security valuations include less liquid investments such as real estate, other invested assets, timber investments held within segregated funds, certain long-duration bonds and other investments that have little or no price transparency. Certain derivative financial instrument valuations are also included in Level 3.

Basis of consolidation
(d) Basis of consolidation
MFC consolidates the financial statements of all entities it controls, including certain structured entities. Subsidiaries are entities controlled by the Company. The Company has control over an entity when the Company has the power to govern the financial and operating policies of the entity and is exposed to variable returns from its activities which are significant in relation to the total variable returns of the entity and the Company is able to use its power over the entity to affect the Company’s share of variable returns of the entity. In assessing control, significant judgment is applied while considering all relevant facts and circumstances. When assessing decision making power over an entity, the Company considers the extent of its rights relative to the management of the entity, the level of voting rights held over the entity which are potentially or presently exercisable, the existence of any contractual management agreements which may provide the Company with power over the entity’s financial and operating policies, and to the extent of other parties’ ownership in the entity, if any, the possibility for de facto control being present. When assessing variable returns from an entity, the Company considers the significance of direct and indirect financial and non-financial
variable returns to the Company from the entity’s activities in addition to the proportionate significance of such returns to the total variability of the entity. The Company also considers the degree to which its interests are aligned with those of other parties investing in the entity and the degree to which the Company may act in its own interest while interacting with the entity.
The financial statements of subsidiaries are included in MFC’s consolidated results from the date control is established and are excluded from consolidation from the date control ceases. The initial control assessment is performed at inception of the Company’s involvement with the entity and is reconsidered if the Company acquires or loses power over key operating and financial policies of the entity; acquires additional interests or disposes of interests in the entity; the contractual arrangements of the entity are amended such that the Company’s proportionate exposure to variable returns changes; or if the Company’s ability to use its power to affect its variable returns from the entity changes. A change in control may lead to gains or losses on derecognition of a subsidiary when losing control, or on derecognition of previous interests in a subsidiary when gaining control.
The Company’s Consolidated Financial Statements have been prepared using uniform accounting policies for like transactions and events in similar circumstances. Intercompany balances, and revenue and expenses arising from intercompany transactions, have been eliminated in preparing the Consolidated Financial Statements.
Non-controlling
interests are interests of other parties in the equity of MFC’s subsidiaries and are presented within total equity, separate from the equity of MFC’s participating policyholders and shareholders.
Non-controlling
interests in the net income and other comprehensive income (“OCI”) of MFC’s subsidiaries are included in total net income and total OCI, respectively. An exception to this occurs where the subsidiary’s shares are either puttable by the other parties or are redeemable for cash on a fixed or determinable date, in which case other parties’ interests in the subsidiary’s capital are presented as liabilities of the Company and other parties’ interests in the subsidiary’s net income and OCI are recorded as expenses of the Company.
The equity method of accounting is used to account for entities over which the Company has significant influence or joint control (“associates” or “joint ventures”), whereby the Company records its share of the associate’s or joint venture’s net assets and financial results using uniform accounting policies for similar transactions and events. Significant judgment is used to determine whether voting rights, contractual management rights and other relationships with the entity, if any, provide the Company with significant influence or joint control over the entity. Gains and losses on the sale of associates or joint ventures are included in income when realized, while impairment losses are recognized immediately when there is objective evidence of impairment. Gains and losses on commercial transactions with associates or joint ventures are eliminated to the extent of the Company’s interest in the equity of the associate or joint venture. Investments in associates and joint ventures are included in other invested assets on the Company’s Consolidated Statements of Financial Position.

Invested assets
(e) Invested assets
Invested assets are recognized initially at fair value plus, in the case of investments not classified as fair value through profit or loss (“FVTPL”), directly attributable transaction costs. Invested assets that are considered financial instruments are classified as fair value through other comprehensive income
(“FVOCI”), FVTPL or as amortized cost. The Company determines the classification of its financial assets at initial recognition.

The classification of invested assets which are financial instruments depends on their contractual terms and the Company’s business model for managing the assets.
The Company assesses the contractual terms of the assets to determine whether their terms give rise on specified dates to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding. Only debt instruments may have SPPI cash flows. The most significant elements of interest within a lending arrangement are typically the consideration for the time value of money and credit risk. To make the SPPI assessment, the Company applies judgement and considers relevant factors such as prepayment and redemption rights, conversion features, and subordination of the instrument to other instruments of the issuer. An asset with contractual terms that introduce a more than de minimis exposure to risks of not collecting principal or interest would not meet the SPPI test.
Debt instruments which qualify as having SPPI cash flows are classified as amortized cost or FVOCI based on the business model under which they are held. If held within a business model whose objective is to hold the assets in order to collect contractual cash flows, they are classified as amortized cost. If held within a business model whose objective is achieved by both collecting contractual cash flows and selling the assets, they are classified as FVOCI. In either case, the Company may designate them as FVTPL in order to reduce accounting mismatches with FVTPL liabilities they support. Debt instruments which fail the SPPI test are required to be measured at FVTPL. To identify the business model financial assets are held within, considerations include the business purpose of the portfolio they are held within, the risks that are being managed and the business activities which manage the risks, the basis on which performance of the portfolio is being evaluated, and the frequency and significance of sales activity within the portfolio.
Realized and unrealized gains and losses on debt instruments classified as FVTPL and realized gains and losses on debt instruments held at FVOCI or amortized cost are recognized in investment income immediately. Unrealized gains and losses on FVOCI debt investments are recorded in OCI, except for unrealized gains and losses on foreign currency translation which are included in income.
Investments in equities which are accounted for as financial instruments are not subject to the SPPI test and are accounted for as FVTPL.
Valuation methods for the Company’s invested assets are described above in note 1 (c). All fair value valuations are performed in accordance with IFRS 13 “Fair Value Measurement”. Disclosure of financial instruments carried at fair value within the three levels of the fair value hierarchy and disclosure of the fair value for financial instruments not carried at fair value on the Consolidated Statements of Financial Position are presented in note 4. Fair value valuations are performed by the Company and by third-party service providers. When third-party service providers are engaged, the Company performs a variety of procedures to corroborate pricing information. These procedures may include, but are not limited to, inquiry and review of valuation techniques, and of inputs to the valuation and vendor controls reports.
Cash and short-term securities comprise cash, current operating accounts, overnight bank and term deposits, and debt instruments held for meeting short-term cash commitments. Short-term securities are carried at fair value. Short-term securities comprise investments due to mature within one year of the date of purchase. Commercial paper and discount notes are classified as Level 2 for fair value purposes because these instruments are typically not actively traded. Net payments in transit and overdraft bank balances are included in other liabilities.
Debt
s
ecurities are carried at fair value or amortized cost. Debt investments are generally valued by independent pricing vendors using proprietary pricing models incorporating current market inputs for similar investments with comparable terms and credit quality (matrix pricing). The significant inputs include, but are not limited to, yield curves, credit risks and spreads, prepayment rates and volatility of these inputs. Debt investments are classified as Level 2 but can be Level 3 if significant inputs are not market observable.
Public equities comprise of common and preferred equities and shares or units of mutual funds and are carried at fair value. Public equities are generally classified as Level 1, as fair values are normally based on quoted market prices. Realized and unrealized gains and losses on equities designated as FVTPL are recognized in investment income immediately. The Company’s risk management policies and procedures related to equities can be found in the denoted components of the “Risk Management and Risk Factors” section of the Company’s 2023 Management’s Discussion and Analysis (“MD&A”).
Mortgages are classified as Level 3 for fair value purposes due to the lack of market observability of certain significant valuation inputs.
The Company accounts for insured and uninsured mortgage securitizations as secured financing transactions since the criteria for sale accounting of securitized mortgages are not met. For these transactions, the Company continues to recognize the mortgages and records a liability in other liabilities for the amounts owed at maturity. Interest income from these mortgages and interest expense on the borrowings are recorded using the effective interest rate (“EIR”) method.
Private placements, which include corporate loans for which there is no active market, are generally classified as Level 2 for fair value disclosure purposes or as Level 3 if significant inputs are not

market
observable.
Loans to Manulife Bank of Canada (“Manulife Bank” or “Bank”) clients are carried at amortized cost and are classified as Level 2 for fair value disclosure purposes.
Interest income is recognized on all debt instruments including securities, private placements, mortgages, and loans to Bank clients as it accrues and is calculated using the EIR method. Premiums, discounts and transaction costs are amortized over the life of the underlying investment using the effective yield method for all debt securities as well as private placements and mortgages.
The Company records purchases and sales of invested assets on a trade date basis. Loans originated by the Company are recognized on a settlement date basis.
Real estate consists of both own use and investment property. Own use property is carried at cost less accumulated depreciation and any accumulated impairment losses, or at revalued amount which is the fair value as at the most recent revaluation date minus accumulated amortization and any accumulated impairment losses. Depreciation is calculated based on the cost of an asset less its residual value and is recognized in income on a straight-line basis over the estimated useful life ranging from 30 to 60 years.
Impairment losses are recorded in income to the extent the recoverable amount is less than the carrying amount. Own use property is classified as Level 3 for fair value disclosure purposes. Own use real estate properties which are underlying items for insurance contracts with direct participating features are measured at fair value as if they were investment properties, as permitted by IAS 16 “Property, Plant and Equipment” which was amended by IFRS 17 “Insurance Contracts” (“IFRS 17”).
An investment property is a property held to earn rental income, for capital appreciation, or both. Investment properties are measured at fair value, with changes in fair value recognized in income. Fair value of own use properties and investment properties is determined using the same processes. Fair value for all properties is determined using external appraisals that are based on the highest and best use of the property. The valuation techniques include discounted cash flows, the direct capitalization method as well as comparable sales analysis and employ both observable and non-market
observable inputs. Inputs include existing and assumed tenancies, market data from recent comparable transactions, future economic outlook and market risk assumptions, capitalization rates and internal rates of return. Investment properties are classified as Level 3 for fair value disclosure purposes.
When a property transfers from own use held at cost to investment property, any gain or loss arising on the re-measurement of the property and any associated leases to fair value as at the date of change in use is recognized in OCI, to the extent that it is not reversing a previous impairment loss. Reversals of impairment losses are recognized in income. When a property changes from investment property to own use held at cost, the property’s deemed cost for subsequent accounting is its fair value as at the date of change in use.
Other invested assets include private equity investments and property investments held in infrastructure, timber, agriculture and energy sectors. Private equity investments are accounted for as associates or joint ventures using the equity method (as described in note 1 (d) above) or are classified as FVTPL and carried at fair value. Timber and agriculture properties which are own use properties are carried at cost except for their biological assets which are measured at fair value. Timber and agriculture properties which are investment properties are measured at fair value with changes in fair value recognized in income. The fair value of other invested assets is determined using a variety of valuation techniques as described in note 4. Other invested assets that are measured or disclosed at fair value are classified as Level 3.
Other invested assets also include investments in leveraged leases, which are accounted for using the equity method. The carrying value under the equity method reflects the amortized cost of the lease receivable and related non-recourse
debt using the effective yield method.
Expected Credit Loss Impairment
The expected credit loss (“ECL”) impairment allowance model applies to invested assets which are debt instruments and measured at FVOCI or amortized cost. ECL allowances are measured under four probability-weighted macroeconomic scenarios, which measure the difference between all contractual cash flows that are due to the Company in accordance with the contract and all the cash flows that the Company expects to receive, discounted at the original EIR. This process includes consideration of past events, current market conditions and reasonable supportable information about future economic conditions. Forward-looking macroeconomic variables used within the estimation models represent variables that are the most closely related with credit losses in the relevant portfolio.
The estimation and measurement of impairment losses requires significant judgement. These estimates are driven by many elements, changes in which can result in different levels of allowances. Elements include the estimation of the amount and timing of future cash flows, the Company’s criteria for assessing if there has been a significant increase in credit risk (“SICR”), the selection of forward-looking macroeconomic scenarios and their probability weights, the application of expert credit judgment in the development of the models, inputs and, when applicable, overlay adjustments. It is the Company’s practice to regularly review its models in the context of actual loss experience and adjust when necessary. The Company has implemented formal policies, procedures, and controls over all significant impairment processes.
The Company’s definitions of default and credit-impaired are based on quantitative and qualitative factors. A financial instrument is considered to be in default when significant payments of interest, principal or fees are past due for more than 90 days, unless remedial arrangements with the issuer are in place. A financial instrument may be credit-impaired as a result of one or more loss events that occurred after the date of initial recognition of the instrument and the loss event has a negative impact on the estimated future cash flows of the instrument. This includes events that indicate or include: significant financial difficulty of the counterparty; a breach of contract; for economic or contractual reasons relating to the counterparty’s financial difficulty, concessions are granted that would not otherwise be considered; it is becoming probable that the counterparty will enter bankruptcy or other financial reorganization; the disappearance of an active market for that financial asset because of the counterparty’s financial difficulties; or the counterparty is considered to be in default by any of the major rating agencies such as S&P, Moody’s and Fitch.
The ECL calculations include the following elements:

•	Probability of default (“PD”) is an estimate of the likelihood of default over a given time horizon.

•
Loss given default (“LGD”), is an estimate of the loss arising on a future default. This is based on the difference between the contractual cash flows due and those that the Company expects to receive, including from collateral. It is based on credit default studies performed based on internal credit experience.

•
Exposure at default (“EAD”), is an estimate of the exposure at a future default date, considering both the period of exposure and the amount of exposure at a given reporting date. The EADs are determined by modelling the range of possible exposure outcomes at various points in time, corresponding to the multiple economic scenarios. The probabilities are then assigned to each economic scenario based on the outcome of the models.

The Company measures ECLs using a three-stage approach:

•
Stage 1 comprise all performing financial instruments that have not experienced a SICR since initial recognition. The determination of SICR varies by instrument and considers the relative change in the risk of default since origination.
12-month
ECLs are recognized for all Stage 1 financial instruments.
12-month
ECLs represent the portion of lifetime ECLs that result from default events possible within 12 months of the reporting date. These expected
12-month
default probabilities are applied to a forecast EAD, multiplied by the expected LGD, and discounted by the original EIR. This calculation is made for each of four macroeconomic scenarios.

•
Stage 2 comprise all performing financial instruments that have experienced a SICR since original recognition or have become 30 days in arrears for principal or interest payments, whichever happens first. When assets move to Stage 2, full lifetime ECLs are recognized, which represent ECLs that result from all possible default events over the remaining lifetime of the financial instrument. The mechanics are consistent with Stage 1, except PDs and LGDs are estimated over the remaining lifetime of the instrument instead of over the coming year. In subsequent reporting periods, if the credit risk of a financial instrument improves such that there is no longer a SICR compared to credit risk at initial recognition, the financial instrument will migrate back to Stage 1 and
12-month
ECLs will be recognized.

•
Stage 3 comprise financial instruments identified as credit-impaired. Similar to Stage 2 assets, full lifetime ECLs are recognized for Stage 3 financial instruments, but the PD is set at 100%. A Stage 3 ECL is calculated using the unpaid principal balance multiplied by LGD which reflects the difference between the asset’s carrying amount and its discounted expected future cash flows.

Interest income is calculated based on the gross carrying amount for both Stage 1 and 2 exposures. Interest income on Stage 3 financial instruments is determined by applying the EIR to the amortized cost of the instrument, which represents the gross carrying amount adjusted for the credit loss allowance.
For Stage 1 and Stage 2 exposures, an ECL is generated for each individual exposure; however, the relevant parameters are modelled on a collective basis with all collective parameters captured by the individual security level. The exposures are grouped into smaller homogeneous portfolios, based on a combination of internal and external characteristics, such as origination details, balance history, sector, geographic location, and credit history. Stage 3 ECLs are either individually or collectively assessed, depending on the nature of the instrument and impairment.
In assessing whether credit risk has increased significantly, the risk of default occurring is compared over the remaining expected life from the reporting date and as at the date of initial recognition. The assessment varies by instrument and risk segment. The assessment incorporates internal credit risk ratings and a combination of security-specific and portfolio-level assessments, including the incorporation of forward-looking macroeconomic data. The assessment of SICR considers both absolute and relative thresholds. If contractual payments are more than 30 days past due, the credit risk is automatically deemed to have increased significantly since initial recognition.
When estimating ECLs, the four probability-weighted macroeconomic scenarios are considered. Economic forward-looking inputs vary by market. Depending on their usage in the models, macroeconomic inputs are projected at the country, province, or more granular level. Each macroeconomic scenario used includes a projection of all relevant macroeconomic variables for a five-year period, subsequently reverting to long-run
averages. In order to achieve an unbiased estimate, economic data used in the models is supplied by an external source. This information is compared to other publicly available forecasts, and the scenarios are assigned a probability weighting based on statistical analysis and management judgment. Refer to note 9 (c).
The inputs and models used for calculating ECLs may not always capture all characteristics of the market at the date of the Consolidated Financial Statements.
Changes in the required ECL allowance are recorded in the provision for credit losses in the Consolidated Statements of Income. Invested assets are written off, either partially or in full, against the related allowance for credit losses when there is no realistic prospect of recovery in respect of those amounts. This is considered a partial or full derecognition of the financial asset. In subsequent periods, any recoveries of amounts previously written off are credited to the provision for credit losses.

Goodwill and intangible assets
(f) Goodwill and intangible assets
Goodwill represents the difference between the fair value of purchase consideration of an acquired business and the Company’s proportionate share of the net identifiable assets acquired. It is initially recorded at cost and subsequently measured at cost less any accumulated impairment.
Goodwill is tested for impairment at least annually and whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable at the cash generating unit (“CGU”) or group of CGUs level. The Company allocates goodwill to CGUs or group of CGUs for impairment testing at the lowest level within the Company where the goodwill is monitored for internal management purposes. The allocation is made to those CGUs or group of CGUs that are expected to benefit from the business combination in which the goodwill arose. Any potential impairment of goodwill is identified by comparing the recoverable amount with the carrying value of a CGU or group of
CGUs. Goodwill is reduced by the amount of deficiency, if any. If the deficiency exceeds the carrying amount of goodwill, the carrying values of the remaining assets in the CGU or group of CGUs are subject to being reduced by the remaining deficiency on a pro-rata
basis.
The recoverable amount of a CGU or group of CGUs is the higher of the estimated fair value less costs to sell or the value-in-use
of the CGU or group of CGUs. In assessing
value-in-use,
estimated future cash flows are discounted using a
pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the CGU or group of CGUs. In some cases, the most recent detailed calculation made in a prior period of a recoverable amount is used in the current period impairment testing. This is the case only if there are no significant changes to the CGU or group of CGUs, the likelihood of impairment is remote based on the analysis of current events and circumstances, and the most recently calculated recoverable amount substantially exceeded the current carrying amount of the CGU or group of CGUs.
Intangible assets with indefinite useful lives include the John Hancock brand name, certain investment management contracts and certain agricultural water rights. The indefinite useful life assessment for the John Hancock brand name is based on the brand name being protected by indefinitely renewable trademarks in markets where branded products are sold, and for certain investment management contracts based on the ability to renew these contracts indefinitely. In addition, there are no legal, regulatory or contractual provisions that limit the useful lives of these intangible assets. Certain agricultural water rights are held in perpetuity. An intangible asset with an indefinite useful life is not amortized but is subject to an annual impairment test which is performed more frequently if an indication that it is not recoverable arises.
Intangible assets with finite useful lives include acquired distribution networks, customer relationships, capitalized software, and certain investment management contracts and other contractual rights. Distribution networks, customer relationships, and other finite life intangible assets are amortized over their estimated useful lives, six
to 68 years, either based on straight-line or in relation to other asset consumption metrics. Software intangible assets are amortized on a straight-line basis over their estimated useful lives of three
to 10 years. Finite life intangible assets are assessed for indicators of impairment at each reporting period. If indication of impairment arises, these assets are tested for impairment.

Miscellaneous assets
(g) Miscellaneous assets
Miscellaneous assets include assets held in a rabbi trust with respect to unfunded defined benefit obligations, defined benefit assets and capital assets. Rabbi trust assets are carried at fair value. Defined benefit assets carrying value is explained in note 1 (o). Capital assets are carried at cost less accumulated amortization computed on a straight-line basis over their estimated useful lives, which vary from two
to 10 years.

Segregated funds
(h) Segregated funds
The Company manages segregated funds on behalf of policyholders, which are presented as segregated funds net assets with offsetting insurance and investment contract liabilities for account of segregated fund holders in the amount of their account balances. The investment returns on these funds are passed directly to policyholders. In some cases, the Company has provided guarantees associated with these funds. Amounts invested by the Company in segregated funds for seed purposes are presented within invested asset categories based on the nature of the underlying investments.
Segregated funds net assets are measured at fair value and include investments in mutual funds, debt securities, equities, cash, short-term investments and other investments. With respect to the consolidation requirement of IFRS, in assessing the Company’s degree of control over the underlying investments, the Company considers the scope of its decision-making rights, the rights held by other parties, its remuneration as an investment manager and its exposure to variability of returns from the investments. The Company has determined that it does not have control over the underlying investments as it acts as an agent on behalf of segregated fund policyholders.
The methodology applied to determine the fair value of investments held in segregated funds is consistent with that applied to invested assets held by the general fund, as described above in note 1 (e). Segregated funds liabilities are measured based on the value of the segregated funds net assets. Investment returns on segregated funds assets are passed directly to policyholders and the Company does not bear the risk associated with these assets outside of guarantees offered on certain variable life and annuity products, for which the underlying investments are held within segregated funds.
Some of the Company’s liabilities for account of segregated fund holders arise from insurance contracts that it issues. These are reported as Insurance contract liabilities for account of segregated fund holders, representing the Company’s obligation to pay the policyholder an amount equal to the fair value of the underlying items, and are measured at the aggregate of policyholder account balances. Changes in fair value of these liabilities are reported as Financial changes related to insurance and investment contract liabilities for account of segregated fund holders in the Consolidated Statements of Income. Other liabilities associated with these insurance contracts, such as those associated with guarantees provided by the Company as a result of certain variable life and annuity contracts, are included in Insurance contract assets or Insurance contract liabilities, excluding those for account of segregated fund holders on the Consolidated Statements of Financial Position. The Company holds assets supporting these guarantees in the general fund, which are included in invested assets according to their investment type.
The remaining liabilities for account of segregated fund holders do not arise from insurance contracts that the Company issues, and are reported as Investment contract liabilities for account of segregated fund holders on the Consolidated Statements of Financial Position. These are also measured at the aggregate of policyholder account balances and changes in fair value of these liabilities are reported as Financial changes related to insurance and investment contract liabilities for account of segregated fund holders in the Consolidated Statements of Income.

Insurance contract liabilities and reinsurance contract assets
(i) Insurance contract liabilities and reinsurance contract assets
Scope and Classification
Contracts issued by the Company are classified as insurance, investment, or service contracts at initial recognition. Insurance contracts are contracts under which the Company accepts significant insurance risk from a policyholder. A contract is considered to have significant insurance risk if an insured event could cause the Company to pay significant additional amounts in any single scenario with commercial substance. The additional amounts refer to the present value of amounts that exceed those that would be payable if no insured event had occurred.
Reinsurance contracts held are contracts held by the Company under which it transfers significant insurance risk related to underlying insurance contracts to other parties, along with the associated premiums. The purpose of the reinsurance contracts held is to mitigate the significant insurance risk that the Company may have from the underlying insurance contracts.
Both insurance and reinsurance contracts are accounted for in accordance with IFRS 17. Contracts under which the Company does not accept significant insurance risk are either classified as investment contracts or considered as service contracts and are accounted for in accordance with IFRS 9 “Financial Instruments” (“IFRS 9”) or IFRS 15 “Revenue from Contracts with Customers” (“IFRS 15”), respectively.
Insurance contracts are classified as direct participation contracts or contracts without direct participation features based on specific criteria. Insurance contracts with direct participation features are insurance contracts that are substantially investment-related service contracts under which the Company promises an investment return based on underlying items. They are viewed as creating an obligation to pay policyholders an amount that is equal to the fair value of the underlying items, less a variable fee for service.
Separation of components
At inception of insurance and reinsurance contracts held, the Company analyses whether they contain the following components that are separated and accounted for under other IFRS standards:

•
Derivatives embedded within insurance contracts which contains risks and characteristics that are not closely related to those of the host contract, unless the embedded derivative itself meets the definition of an insurance contract;

•
Distinct investment components which represent cash flows paid (received) in all circumstances regardless of whether an insured event has occurred or not. Investment components are distinct if they are not highly interrelated with insurance component cash flows and if they could be issued on a standalone basis; and

•
Distinct service components which are promises to transfer goods or non-insurance
services if the policyholder can benefit from it either on its own or with other resources that are readily available to the policyholder. The service components are distinct if they are not highly interrelated with the insurance components and the Company provides no significant service in integrating the service component with the insurance component.

The Company applies IFRS 17 to all remaining components of the insurance and reinsurance contracts held.
Level of aggregation
Insurance contracts are aggregated into portfolios of insurance contracts which are managed together and are subject to similar risks. The Company has defined portfolios by considering various factors such as the issuing subsidiary, measurement model, major product line and type of insurance risk. The portfolios of insurance contracts are further grouped by:

•	Date of issue: the period cannot be longer than one year. Most of the Company’s insurance contracts are aggregated into annual cohorts; and

•
Expected profitability at inception into one of three categories: onerous contracts, contracts with no significant risk of becoming onerous and other remaining contracts. Onerous contracts are those contracts that at initial inception, the Company expects to generate net outflow, without considering investment returns or the benefit of any reinsurance contracts held.

The Company establishes the groups at initial recognition and may add contracts to the groups after the end of a reporting period, however, the Company does not subsequently reassess the composition of the groups.
For reinsurance contracts held, the portfolios align with the direct insurance contract portfolios. Groups of reinsurance contracts typically comprise a single reinsurance contract, and similar to direct groups they do not contain contracts issued more than one year apart.
Cash flows within the contract boundaries
The Company includes in the measurement of a group of insurance contracts and reinsurance contracts held, all future cash flows within the boundary of the contracts in the group. Cash flows are within the boundary of an insurance contract (and a reinsurance contract held) if they arise from substantive rights and obligations that exist in which the Company can compel the policyholder to pay the premiums (or is compelled to pay amounts to a reinsurer) or has a substantive obligation to provide services to policyholder (or a substantive right to receive services from a reinsurer).
For insurance contracts, a substantive obligation to provide services ends when the Company has the practical ability to reassess the risks and as a result, can set a new price or level of benefits that fully reflects those risks.
For reinsurance contracts held, a substantive right to receive services ends when the reinsurer has the practical ability to reassess the risk transferred to it and can set a new price or level of benefits that fully reflects those risks, or the reinsurer can terminate the coverage.

Measurement models
There are three measurement models for insurance contracts:

•
Variable fee approach (“VFA”): The Company applies this approach to insurance contracts with direct participation features such as participating life insurance contracts, unit linked contracts, and variable annuity contracts. The direct participating feature is identified at inception, where the Company has the obligation to pay the policyholder an amount equal to the fair value of the underlying items less a variable fee in exchange for investment services provided.

•
Premium allocation approach (“PAA”): The Company applies this simplified approach for certain insurance contracts and reinsurance contracts with duration of typically one year or less, such as Canadian Group Benefit products, some Canadian Affinity products, and some Asia short-term individual and group products.

•	General measurement model (“GMM”): The Company applies this model to the remaining insurance contracts and reinsurance contracts not measured using the VFA or the PAA.
Recognition of insurance contracts
The Company recognizes groups of insurance contracts that it issues from the earliest of the following:

•	The beginning of the coverage period of the group of contracts,

•	The date when the first payment from a policyholder in the group is due or when the first payment is received if there is no due date, and

•	For a group of onerous contracts, as soon as facts and circumstances indicate that the group is onerous.
Insurance contracts measured under the GMM and VFA measurement model
Initial measurement
The measurement of insurance contracts at initial recognition is the same for GMM or VFA. At initial recognition, the Company measures a group of insurance contracts as the total of: (a) fulfilment cash flows, and (b) a contractual service margin (“CSM”).
Fulfilment cash flows comprise estimates of future cash flows, adjusted to reflect the time value of money and financial risks, and a risk adjustment for non-financial
risk. In determining the fulfilment cash flows, the Company uses estimates and assumptions considering a range of scenarios which have commercial substance and give a fair representation of possible outcomes.
If fulfilment cash flows generate a total of net cash inflows at initial recognition, a CSM is set up to fully offset the fulfilment cash flows, and results in no impact on income at initial recognition. The CSM represents the unearned profit the Company will recognize as it provides services under the insurance contracts. However, if fulfilment cash flows generate a total of net cash outflows at initial recognition, a loss is recognized in income or expenses immediately and the group of contracts is considered to be onerous.
For Contracts with fulfillment cash flows in multiple foreign currencies the group of insurance contracts, including the contractual service margin, is considered to be denominated in a single currency. If a group of insurance contracts has cash flows in more than one currency, on initial recognition the company determines a single currency in which the multicurrency group of contracts is denominated. The Company determines the single currency to be the currency of the predominant cash flows.
The unit of account for CSM or loss is on a group of contracts basis consistent with the level of aggregation specified above.
Subsequent measurement of fulfilment cash flows
The fulfilment cash flows at each reporting date are measured using the current estimates of expected cash flows and current discount rates. In the subsequent periods, the carrying amount of a group of insurance contracts at each reporting date is the sum of:

•	The liability for remaining coverage (“LRC”), which comprise the fulfilment cash flows that relate to services to be provided in the future and any remaining CSM at that date; and

•	The liability for incurred claims (“LIC”), which comprise the fulfilment cash flows for incurred claims and expenses that have not yet been paid.
For onerous contracts, the LRC is further divided into a loss component, which represents the remaining net outflow for the group of insurance contracts; and the LRC excluding the loss component, which represents the amount of liability with offsetting inflows.
Premiums received increases the LRC. Where a third-party administrator is involved in the collection and remittance of premiums, amounts receivable from the third-party are included in the measurement of insurance contract liabilities until actual cash is remitted to the Company.
Subsequent measurement of the CSM under the GMM measurement model
For contracts without direct participation features, when applying the GMM measurement model, the carrying amount of the CSM at end of the reporting period is adjusted to reflect the following changes:

(a)	effect of new contracts added to the group;

(b)
interest accreted on the carrying amount of CSM, measured at the locked-in
discount rate. The
locked-in
discount rate is the weighted average of the rates applicable at the date of initial recognition of contracts that joined a group over a
12-month
period, and is determined using the
bottom-up
approach;

(c)	changes in fulfilment cash flows that relate to future services such as:

•	Experience differences between actual and expected premiums and related cash flows at the beginning of the period measured at the locked-in rate.

•	Non-financial changes in estimates of the present value of future cash flows measured at the locked-in rate.

•	Changes in the risk adjustment for non-financial risk that relate to future service measured at the locked-in rate.

•	Differences between actual and expected investment component that becomes payable in the period. The same applies to a policyholder loan that becomes repayable;

(d)	effect of any currency exchange differences on the CSM;

(e)
CSM amortization, which is the recognition of unearned profit into insurance revenue for services provided in the period. The CSM is recognized into insurance revenue over the duration of the group of insurance contracts based on the respective coverage units as insurance services are provided. The number of coverage units is the quantity of services provided by the contracts in the group, determined by considering the quantity of benefits provided and its expected coverage period. The coverage units are reviewed and updated at each reporting date. The Company allocates the CSM equally to each coverage unit and recognizes the amount allocated to coverage units provided and expected to be provided in each period.

When measuring the fulfilment cash flows, changes that relate to future services are measured using the current discount rate, however, the CSM is adjusted for these changes using the locked-in rate at initial recognition. The application of the two different discount rates gives rise to a gain or loss that is recognized as part of insurance finance income or expense.
Subsequent measurement of the CSM under the VFA measurement model
For contracts with direct participation features applying the VFA measurement model, subsequent measurement of the CSM is similar to the GMM model with the following exceptions or modifications:
For changes in fulfillment cash flows that do not vary with the underlying items:

•	Non-financial changes adjust the CSM at the current discount rate, there is no interest accretion on CSM at the locked-in rate,

•
Changes in the effect of the time value of money and financial risks such as the effect of financial guarantees adjust the CSM, however, income or expenses would be impacted if the risk mitigation option is elected.

For changes in fulfillment cash flows that vary with the fair value of the underlying items:

•	Changes in the shareholders’ share adjust the CSM, however, income or expenses would be impacted if the risk mitigation option is elected,

•	Changes in the policyholders’ share are recognized in income or expenses or OCI.
The Company uses derivatives,
non-derivative
financial instruments measured at fair value through profit or loss, and reinsurance contracts to mitigate the financial risk arising from direct participation contracts applying the VFA measurement model. The Company may elect the risk mitigation option to recognize some or all changes of financial guarantees and shareholders’ share of the underlying items in income or expenses instead of adjusting CSM.
Groups of GMM or VFA insurance contracts with a CSM at initial recognition can subsequently become onerous when increases in fulfilment cash flows that do not vary with the underlying items or declines in the shareholder’s share of the underlying items exceed the carrying amount of the CSM. The excess establishes a loss which is recognized in income or expenses immediately, and the LRC is then divided into the loss component and the LRC excluding the loss component.
Subsequent measurement of the loss component
The loss component represents the net outflow attributable to each group of onerous insurance contracts (or contracts profitable at inception that have subsequently become onerous), any subsequent decrease relating to future service in estimates of future cash flows and risk adjustment for non-financial
risk or any subsequent increase the shareholders’ share of the fair value of underlying items will reverse the loss component. Any remaining loss component will be reversed systematically as actual cash flows are incurred.
When actual cash flows are incurred, the LIC is recognized and the LRC is derecognized accordingly. The Company uses the proportion on initial recognition to determine the systematic allocation of LRC release between the loss component and the LRC excluding the loss component, resulting in both components being equal to zero by the end of the coverage period.
Insurance contracts measured under the PAA measurement
The Company applies the PAA to all insurance contracts it issues if the coverage period of the contract is one year or less; or the coverage period is longer than one year and the measurement of the LRC for the contracts under the PAA does not differ materially from the measurement that would be produced applying the GMM approach under possible future scenarios.
The LRC is initially measured as the premium received at initial recognition minus any insurance acquisition cash flows at that date. There is generally no allowance for the time value of money as the premiums are mostly received within one year of the coverage period.
For acquisition cash flows allocated to recognized groups of contracts applying the PAA, the Company is permitted to defer and amortize the amount over the coverage period or recognize the amount as an expense as incurred provided that the coverage period of the contracts in the group is no more than one year. This election can be made at the level of each group of insurance contracts. For the majority of the Company’s insurance contracts applying the PAA, such as Canadian Group Benefit products, some Canadian Affinity products, and some Asia short term individual and group products, the Company has elected to defer directly attributable acquisition costs and recognize in net income over the coverage period in a systematic way based on the passage of time.
In these lines of business, directly attributable insurance acquisition cash flows paid are to acquire the current contract with an expectation of a number of renewals over future years. As such, directly attributable insurance acquisition cash flows are allocated to the group in which the current contract belongs to as well as to future groups that will include expected renewals applying a systematic methodology. If facts and circumstances indicate that there are onerous group of contracts at initial measurement, a loss is immediately recognized in the income or expenses for the net outflow and a loss component of the LRC is created for the group.
Subsequent measurement
Subsequently, the Company measures the carrying amount of the LRC at the end of each reporting period as:

•	The LRC at beginning of the period; plus

•	Premium received in the period; minus

•	Directly attributable acquisition costs net of related amortization (unless expensed as incurred); minus

•	Amount recognized as insurance revenue for the period; minus

•	Investment component paid or transferred to the LIC.
The amount recognized as insurance revenue for the period is typically based on the passage of time. For the Company’s property & casualty reinsurance business, the expected pattern of release of risk during the coverage period differs significantly from the passage of time and as such the amount recognized as insurance revenue is on the basis of the expected timing of incurred service expenses.
If at any time during the coverage period, facts and circumstances indicate that a group of contracts is onerous, the Company will recognize a loss in income or expenses and an increase in the LRC to the extent that the current estimate of the fulfilment cash flows that relate to remaining coverage (including the risk adjustment for non-financial
risk) exceed the carrying amount of the LRC.
The Company estimates the LIC as the fulfilment cash flows related to incurred claims. The Company does not adjust the future cash flows for the time value of money, except when claims are expected to settle more than one year after the actual claim occurs.
Assets for insurance acquisition cash flows
Insurance acquisition cash flows arise from the costs of selling, underwriting and starting a group of insurance contracts (issued or expected to be issued) that are directly attributable to the portfolio of insurance contracts to which the group belongs.
Insurance acquisition cash flows paid or incurred before the recognition of the related group of contracts are recognized as an asset within the portfolio of insurance contract liabilities in which the group of contracts is expected to be included. The Company applies a systematic basis to allocate these costs which includes:

•	Insurance acquisition cash flows directly attributable to a group of contracts that will include future expected renewals of in-force contracts; and

•	Insurance acquisition cash flows directly attributable to a portfolio of insurance contracts, which will include future new business.
When facts and circumstances indicate the assets for insurance acquisition cash flows might be impaired, the Company conducts impairment tests. If an asset is impaired, an impairment loss will be recognized in income or expenses, which can be subsequently reversed when the impairment condition no longer exists.
Recognition of reinsurance contracts held
The Company recognizes a group of reinsurance contracts held from the earliest of the following:

•
The beginning of the coverage period of the group of reinsurance contracts held. However, the Company delays the recognition of a group of reinsurance contracts held that provide proportionate coverage until the date when any underlying insurance contract is initially recognized, if that date is later than the beginning of the coverage period of the group of reinsurance contracts held, and

•
The date the Company recognizes an onerous group of underlying insurance contracts if the Company entered into the related reinsurance contract held in the group of reinsurance contracts held at or before that date.

Reinsurance contracts held measured under the GMM model
Initial measurement
The measurement of reinsurance contracts held follows the same principles as the GMM for insurance contracts issued, with the following exceptions or modifications specified in this section below. Reinsurance contracts held and assumed cannot use the VFA measurement model.
At initial recognition, the Company recognizes any net gain or net cost as a CSM in the consolidated statement of financial position, with some exceptions. If any net cost of obtaining reinsurance contracts held relates to insured events that occurred before initial recognition of any insurance contracts, it is recognized immediately in income or expenses. In addition, if the underlying insurance contracts are in an onerous position, the Company is required to recognize a reinsurance gain immediately in income for the portion of claims that the Company expects to recover from the reinsurance, if the reinsurance contract held was entered into prior to or at the same time as the onerous contracts.
For contracts with fulfilment cash flows in multiple foreign currencies, the group is denominated in a single currency as defined by the predominant cash flows.
Measurement of reinsurance contract cash flows is consistent with the underlying insurance contracts, but with an adjustment for any risk of non-performance
by the reinsurer. The risk adjustment for
non-financial
risk represents the amount of risk being transferred by the Company to the reinsurer.
Subsequent measurement
Subsequently, the carrying amount of a group of reinsurance contracts held at each reporting date is the sum of:

•	The asset for remaining coverage (“ARC”), which comprise the fulfilment cash flows that relate to services to be received under the contracts in future periods, and any remaining CSM at that date; and

•	The asset for incurred claims (“AIC”), which comprise the fulfilment cash flows for incurred claims and expenses that have not yet been received.
If the underlying insurance contracts are onerous at inception and a reinsurance gain is recognized in income as described above, the asset for remaining coverage is made up of a loss-recovery component and the ARC excluding the loss-recovery component. The loss-recovery component reflects changes in the loss component of the underlying onerous insurance contracts and determines the amounts that are subsequently presented in income or expenses as reversals of recoveries of losses from the reinsurance contracts held and are excluded from the allocation of reinsurance premiums paid.
The Company adjusts the carrying amount of the CSM of a group of reinsurance contracts held to reflect changes in the fulfillment cash flows applying the same approach as for insurance contracts issued, except:

•	Income recognized to cover the losses from onerous underlying contracts also adjusts the carrying amount of CSM;

•
Reversals of the loss-recovery component, to the extent that those reversals are not changes in fulfilment cash flows of the group of reinsurance contract held, also adjusts the carrying amount of CSM; and

•
Changes in fulfilment cash flows related to future services also adjusts the carrying amount of CSM provided that changes in fulfillment cash flows related to the group of underlying insurance contracts also adjust the CSM.

Where a loss component has been set up subsequent to initial recognition of a group of underlying insurance contracts, the reinsurance gain that has been recognized adjusts the loss-recovery component of the reinsurance asset for remaining coverage. The carrying amount of the loss-recovery component must not exceed the portion of the carrying amount of the loss component of the onerous group of underlying insurance contracts that the Company expects to recover from the group of reinsurance contracts. On this basis, the loss-recovery component is reduced to zero when the loss component of underlying insurance contracts is reduced to zero.
Reinsurance contracts held measured under the PAA model
Reinsurance contracts held may be classified and measured under the PAA model if they meet the eligibility requirements, which are similar to the PAA requirements for direct insurance contracts.
For reinsurance contracts held applying the PAA model, the Company measures them on the same basis as insurance contracts that it issues, adapted to reflect the features of reinsurance contracts held that differ from insurance contracts issued.
If a loss-recovery is created for a group of reinsurance contracts measured under the PAA, the Company adjusts the carrying amount of the ARC as there is no CSM to adjust under PAA.
Derecognition of insurance contracts
The Company derecognizes insurance contracts when the rights and obligations relating to the contract are extinguished (i.e., discharged, cancelled; or expired) or the contract is modified such that the modification results in a change in the measurement model, or the applicable standard for measuring a component of the contract. In the case of modification, the Company derecognizes the initial contract and recognizes the modified contract as a new contract.
Presentation and Disclosure
The Company has presented the carrying amount of portfolios of insurance contracts that are in a net asset or liability position, and portfolios of reinsurance contracts that are in a net asset or liability position separately in the consolidated statements of financial position.
The Company separately presents the insurance service result, which comprise insurance revenue and insurance service expenses, from the investment result, which comprise insurance finance income or expenses in the Consolidated Statements of Income. IFRS 17 provides an option to disaggregate the changes in risk adjustment between insurance service results and insurance finance income. The Company disaggregates the change in risk adjustment for non-financial
risk between the insurance service expenses and insurance finance income or expenses.
Net insurance service result
The insurance revenue depicts the performance of insurance services and excludes investment components. For the GMM and the VFA contracts, the insurance revenue represents the change in the LRC relating to insurance services for which the Company expects to receive consideration. This insurance revenue comprises: (a) expected claims and other insurance expenses including policyholder taxes where applicable; (b) changes in risk adjustment for non-financial
risk; (c) release of CSM based on coverage units; and (d) portion of premiums that relate to recovering of insurance acquisition cash flows. For contracts measured under the PAA, the insurance revenue for each period is the amount of expected premium receipts for providing insurance services in the period.
The insurance service expenses arising from insurance contracts are recognized in income or expenses generally as they are incurred and excludes repayment of investment components. The insurance service expenses comprise: (a) incurred claims and other insurance service expenses; (b) losses on onerous contracts and reversal of such losses; (c) adjustments to LIC; (d) amortization of insurance acquisition cash flows; and (e) impairment losses on assets for insurance acquisition cash flows, if any, and reversals of such impairment losses.
The amortization of insurance acquisition cash flows within insurance service expense is equal to the recovery of insurance acquisition cash flows in insurance revenue for contracts measured under the GMM and VFA. For contracts measured under the PAA with deferred acquisition cash flows, the Company amortizes insurance acquisition cash flows over the duration of the group of insurance contracts based on the respective coverage units.
Net expenses from reinsurance contracts held comprise allocation of reinsurance premiums paid and the amounts expected to be recovered from reinsurers. Reinsurance cash flows that are contingent on claims on the underlying contracts are treated as part of the claims expected to be recovered from reinsurers, whereas reinsurance cash flows that are not contingent on claims on the underlying contracts (for example, some types of ceding commissions) are treated as a reduction in reinsurance premiums paid. For reinsurance contracts measured under the GMM, the allocation of reinsurance premiums paid represents the total of the changes in the asset for remaining coverage that relate to services for which the Company expects to pay consideration. For reinsurance contracts measured under the PAA, the allocation of reinsurance premiums paid is the amount of expected premium payments for receiving services in the period.
Insurance finance income or expenses
Insurance finance income or expenses comprise the change in the carrying amount of the group of insurance contracts arising from: (a) the effect of the time value of money and changes in the time value of money; and (b) the effect of financial risk and changes in financial risk.
The Company disaggregates insurance finance income or expenses on insurance contracts issued for most of its groups of insurance contracts between income or expenses and OCI. The impact of changes in market interest rates on the value of the life insurance and related reinsurance assets and liabilities are reflected in OCI in order to minimize accounting mismatches between the accounting for insurance assets and liabilities and the supporting financial assets. The impacts from differences between current period rates and locked-in
rates are presented in OCI.
The Company’s invested assets which are debt instruments (including bonds, private placements, mortgages, and loans) are predominantly measured at FVOCI. As a result, the effect of the time value of money for the groups of insurance contracts and supporting fixed maturity assets is reflected in income or expenses and the effect of financial risk and changes in financial risk is reflected in OCI.
The systematic allocation of expected total insurance finance income or expenses depends on whether changes in assumptions that relate to financial risk have a substantial effect on the expected amounts paid to the policyholders.

•
For groups of insurance contracts for which changes in assumptions that relate to financial risk do not have a substantial effect on the amounts paid to the policyholders, the Company systematically allocates expected total insurance finance income or expenses over the duration of the group of contracts to income or expenses using discount rates determined on initial recognition of the group of contracts.

•
For groups of insurance contracts for which changes in assumptions that relate to financial risk have a substantial effect on the amounts paid to the policyholders, the Company systematically allocates expected total insurance finance income or expenses over the duration of the group of contracts to income or expenses using either a constant rate, or an allocation that is based on the amounts credited in the period and expected to be credited in future periods for fulfillment cash flows. The CSM accretion rate would use the discount rates determined on initial recognition of the group of contracts for contractual service margin.

In the event of transfer of a group of insurance contracts or derecognition of an insurance contract, the Company reclassifies any amounts that were previously recognized in OCI to income or expenses as insurance finance income or expense. There are no changes in the basis of disaggregation of insurance finance income or expenses between income or expenses and OCI in the period.

Investment contract liabilities
(j) Investment contract liabilities
Investment contract liabilities include contracts issued to retail and institutional investors that do not contain significant insurance risk. Investment contract liabilities and deposits are measured at amortized cost or at FVTPL by election. The election is made when these liabilities as well as the related assets are managed, and their performance is evaluated, on a fair value basis or when doing so reduces the accounting mismatches between assets supporting these contracts and the related policy liabilities. Investment contract liabilities are derecognized when the contract expires, is discharged or is cancelled.

Other financial instruments accounted for as liabilities
(k) Other financial instruments accounted for as liabilities
The Company issues a variety of other financial instruments classified as liabilities, including notes payable, term notes, senior notes, senior debentures, subordinated notes, surplus notes and preferred shares. These financial liabilities are measured at amortized cost, with issuance costs deferred and amortized using the effective interest rate method.

Income taxes
(l) Income taxes
The provision for income taxes is calculated based on income tax laws and income tax rates substantively enacted as at the date of the Consolidated Statements of Financial Position. The income tax provision is comprised of current income taxes and deferred income taxes. Current and deferred income taxes relating to items recognized in OCI and directly in equity are similarly recognized in OCI and directly in equity, respectively.
Current income taxes are amounts expected to be payable or recoverable for the current year and any adjustments to taxes payable in respect of previous years.
Deferred income taxes are provided for using the liability method and result from temporary differences between the carrying values of assets and liabilities and their respective tax bases. Deferred income taxes are measured at the substantively enacted tax rates that are expected to be applied to temporary differences when they reverse.
A deferred tax asset is recognized to the extent that future realization of the tax benefit is probable. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the tax benefit will be realized. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax assets and liabilities and they relate to income taxes levied by the same tax authority on the same taxable entity.
Deferred tax liabilities are recognized for all taxable temporary differences, except in respect of taxable temporary differences associated with investments in subsidiaries, associates and joint ventures, where the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.
The Company records liabilities for uncertain tax positions if it is probable that the Company will make a payment on tax positions due to examinations by tax authorities. These provisions are measured at the Company’s best estimate of the amount expected to be paid. Provisions are reversed to income in the period in which management assesses they are no longer required or determined by statute.
The Company is subject to income tax laws in various jurisdictions. Tax laws are complex and potentially subject to different interpretations by the taxpayer and the relevant tax authority. The provision for current income taxes and deferred income taxes represents management’s interpretation of the relevant tax laws and its estimate of current and future income tax implications of the transactions and events during the year. The Company may be required to change its provision for income taxes or deferred income tax balances when the ultimate deductibility of certain items is successfully challenged by taxing authorities, or if estimates used in determining the amount of deferred tax balances to recognize change significantly, or when receipt of new information indicates the need for adjustment in the amount of deferred income taxes to be recognized. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income taxes, deferred tax balances and the effective tax rate. Any such changes could materially affect the amounts reported in the Consolidated Financial Statements in the period these changes occur.

Foreign currency translation
(m) Foreign currency translation
Items included in the financial statements of each of the Company’s subsidiaries, joint ventures and associates are measured by each entity using the currency of the primary economic environment in which the entity operates (the “functional currency”). If their functional currency is other than Canadian dollar, these entities are foreign operations of the Company.
Transactions in a foreign currency are translated to the functional currency at the exchange rate prevailing at the date of the transaction. Assets and liabilities denominated in foreign currencies are translated to the functional currency at the exchange rate in effect at the reporting date. Revenue and expenses denominated in foreign currencies are translated at the average exchange rate prevailing during the quarter reported. Exchange gains and losses are recognized in income except for translation of net investments in foreign operations and the results of hedging these positions, and for non-monetary
items designated as amortized cost or FVOCI. These foreign exchange gains and losses are recognized in OCI until such time that the foreign operation or non-monetary
item is disposed of or control or significant influence over it is lost, when they are reclassified to income.
The Consolidated Financial Statements are presented in Canadian dollars. The financial statements of the Company’s foreign operations are translated from their functional currencies to Canadian dollars; assets and liabilities are translated at the exchange rate at the reporting date, and revenue and expenses are translated using the average exchange rates for the period.

Stock-based compensation
(n) Stock-based compensation
The Company provides stock-based compensation to certain employees and directors as described in note 15. Compensation expense of equity instruments granted is accrued based on the best estimate of the number of instruments expected to vest, with revisions made to that estimate if subsequent information indicates that actual forfeitures are likely to differ from initial forfeiture estimates, unless forfeitures are due to market-based conditions.
Stock options are expensed with a corresponding increase in contributed surplus. Restricted share units and deferred share units are expensed with a corresponding liability accrued based on the market value of MFC’s common shares at the end of each quarter. Performance share units are expensed with a corresponding liability accrued based on specific performance conditions and the market value of MFC’s common shares at the end of each quarter. The change in the value of the awards resulting from changes in the market value of MFC’s common shares or changes in the specific performance conditions and credited dividends is recognized in income, offset by the impact of total return swaps used to manage the variability of the related liabilities.
Stock-based compensation cost is recognized over the applicable vesting period, unless the employee is eligible to retire at the time of grant or will be eligible to retire during the vesting period. Compensation costs attributable to stock options, restricted share units, and performance share units granted to employees who are eligible to retire on the grant date or who will become eligible to retire during the vesting period, are recognized at the grant date or over the period from the grant date to the date of retirement eligibility, respectively.
The Company’s contributions to the Global Share Ownership Plan (“GSOP”) (refer to note 15 (d)), are expensed as incurred. Under the GSOP, subject to certain conditions, the Company will match a percentage of an employee’s eligible contributions to certain maximums. All contributions are used by the plan’s trustee to purchase MFC common shares in the open market on behalf of participating employees.

Employee future benefits
(o) Employee future benefits
The Company maintains defined contribution and defined benefit pension plans and other post-employment plans for employees and agents including registered (tax qualified) pension plans that are typically funded as well as supplemental non-registered
(non-qualified)
pension plans for executives, and retiree and disability welfare plans that are typically not funded.
The Company’s obligation in respect of defined benefit pension and other post-employment benefits is calculated for each plan as the estimated present value of future benefits that eligible employees have earned in return for their service up to the reporting date using the projected benefit method. The discount rate used is based on the yield, as at the reporting date, of high-quality corporate debt securities that have approximately the same term as the benefit obligations and that are denominated in the same currency in which the benefits are expected to be paid.
To determine the Company’s net defined benefit asset or liability, the defined benefit obligations are deducted from the fair value of plan assets. When this calculation results in a surplus, the asset that can be recognized is limited to the present value of future economic benefit available in the form of future refunds from the plan or reductions in future contributions to the plan (the asset limit). Defined benefit assets are included in other assets and defined benefit liabilities are included in other liabilities.
Changes in the net defined benefit asset or liability due to re-measurement
of pension and retiree welfare plans are recorded in OCI in the period in which they occur and are not reclassified to income in subsequent periods. They consist of actuarial gains and losses, changes in the effect of the asset limit, if any, and the return on plan assets, excluding amounts included in net interest income or expense. Changes in the net defined benefit asset or liability due to re-measurement
of disability welfare plans are recorded in income in the period in which they occur.
The cost of defined benefit pension plans is recognized over the employees’ years of service to retirement while the cost of retiree welfare plans is recognized over the employees’ years of service to their date of full eligibility. The net benefit cost for the year is recorded in income and is calculated as the sum of the service cost in respect of the fiscal year, the net interest income or expense and any applicable administration expenses, plus past service costs or credits resulting from plan amendments or curtailments. The net interest income or expense is determined by applying the discount rate to the net defined benefit asset or liability. The current year cost of disability welfare plans is the year-over-year change in the defined benefit obligation, including any actuarial gains or losses.
The cost of defined contribution plans is the contribution provided by the Company and is recorded in income in the periods during which services are rendered by employees.

Derivative and hedging instruments
(p) Derivative and hedging instruments
The Company uses derivative financial instruments (“derivatives”) including swaps, forward and futures agreements, and options to manage current and anticipated exposures to changes in interest rates, foreign exchange rates, commodity prices and equity market prices, and to replicate exposure to different types of investments. Derivatives embedded in other financial instruments are separately recorded as derivatives when their economic characteristics and risks are not closely related to those of the host instrument, the terms of the embedded derivative are the same as those of a standalone derivative and the host instrument itself is not recorded at FVTPL. Derivatives which are separate financial instruments are recorded at fair value, and those with unrealized gains reported as derivative assets and those with unrealized losses reported as derivative liabilities.
A determination is made for each derivative as to whether to apply hedge accounting. Where hedge accounting is not applied, changes in the fair value of derivatives are recorded in investment income.
Where the Company has elected to apply hedge accounting, a hedging relationship is designated and documented at inception. Hedge effectiveness is evaluated at inception and throughout the term of the hedge. Hedge accounting is only applied when the Company expects that the risk management objective will be met, and that the hedging relationship will qualify for hedge accounting requirements both at inception and throughout the hedging period. The assessment of hedge effectiveness is performed at the end of each reporting period prospectively. When it is determined that the risk management objective is no longer met, a hedging relationship is no longer effective, or the hedging instrument or the hedged item ceases to exist, the Company discontinues hedge accounting prospectively. In such cases, if the derivatives are not sold or terminated, any subsequent changes in fair value of the derivatives are recognized in investment income.
For derivatives that are designated as hedging instruments, changes in fair value are recorded according to the nature of the risks being hedged, as discussed below.
In a fair value hedging relationship, changes in fair value of the hedging instruments are recorded in total investment result, offsetting changes in fair value of the hedged items attributable to the hedged risk, which would otherwise not be carried at fair value through profit or loss. Hedge ineffectiveness is recognized in total investment result and arises from differences between changes in the fair values of hedging instruments and hedged items. When hedge accounting is discontinued, the carrying value of the hedged item is no longer adjusted and the cumulative fair value adjustments are amortized to total investment result over the remaining term of the hedged item unless the hedged item ceases to exist, at which time the balance is recognized immediately in total investment result.
In a cash flow hedging relationship, the effective portion of the change in the fair value of the hedging instrument is recorded in OCI while the ineffective portion is recognized in total investment result. Gains and losses in AOCI are recognized in income during the same periods that the variability in the hedged cash flows or the hedged forecasted transactions are recognized in income. The reclassifications from AOCI are made to total investment result, except for total return swaps that hedge stock-based compensation awards, which are reclassified to general expenses.
Gains and losses on cash flow hedges in AOCI are reclassified immediately to total investment result when the hedged item ceases to exist or the forecasted transaction is no longer expected to occur. When a hedge is discontinued, but the hedged forecasted transaction is expected to occur, the amounts in AOCI are reclassified to total investment result in the periods during which variability in the cash flows hedged or the hedged forecasted transaction is recognized in income.
In a net investment in foreign operation hedging relationship, gains and losses relating to the effective portion of the hedge are recorded in OCI. Gains and losses in AOCI are recognized in income during the periods when gains or losses on the underlying hedged net investment in foreign operation are recognized in income upon disposal of the foreign operation or upon loss of control or significant influence over it
.

Revenue from service contracts
(q) Revenue from service contracts
The Company recognizes revenue from service contracts in accordance with IFRS 15. The Company’s service contracts generally impose single performance obligations, each consisting of a series of similar related services for each customer. Revenue is recorded as performance obligations are satisfied over time because the customers simultaneously receive and consume the benefits of the services rendered, measured using an output method. Revenue for variable consideration is recognized to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty is subsequently resolved. Refer to note 14.

Changes in accounting and reporting policy
(a) Changes in accounting and reporting policy
(I) IFRS 17 “Insurance Contracts”
IFRS 17 was issued in May 2017 to be effective for years beginning on January 1, 2021. Amendments to IFRS 17 were issued in June 2020 and included a two-year
deferral of the effective date. IFRS 17 as amended, became effective for years beginning on January 1, 2023, to be applied retrospectively. If full retrospective application to a group of contracts is impracticable the modified retrospective or fair value methods may be used. The standard replaced IFRS 4 “Insurance Contracts” (“IFRS 4”) and therefore replaced the Canadian Asset Liability Method (“CALM”) and materially changed the recognition and measurement of insurance contracts and the corresponding presentation and disclosures in the Company’s Consolidated Financial Statements.
Narrow-scope amendments to IFRS 17 were issued in December 2021 and were effective on initial application of IFRS 17 and IFRS 9 which the Company has adopted on January 1, 2023. The amendments reduce accounting mismatches between insurance contract liabilities and financial assets in scope of IFRS 9 within comparative prior periods when initially applying IFRS 17 and IFRS 9. The amendments allow insurers to present comparative information on financial assets as if IFRS 9 were fully applicable during the comparative period. The amendments do not permit application of IFRS 9 hedge accounting principles to the comparative period.
The Company adopted IFRS 17 on January 1, 2023, with an effective date of January 1, 2022. The Company has prepared an opening balance sheet as at January 1, 2022 under IFRS 17 in the Consolidated Statements of Financial Position. Any differences between the carrying value and the presentation of assets, liabilities and equity determined in accordance with CALM and IFRS 17, as at January 1, 2022, have been recorded in opening retained earnings and accumulated other comprehensive income. Refer to note 25 for adoption impact of IFRS 17.
The 2022 comparative figures and the opening Consolidated Statement of Financial Position as at January 1, 2022 as presented in these Consolidated Financial Statements have been restated, where indicated, for the adoption of IFRS 17. For the Company’s accounting policies for applying IFRS 17 to the Company’s insurance and reinsurance contracts, refer to note 1 (i) and (j).
(II) IFRS 9 “Financial Instruments” and IFRS 7 “Financial Instruments: Disclosures”
IFRS 9 was issued in November 2009 and amended in October 2010, November 2013 and July 2014, and is effective for years beginning on or after January 1, 2018, to be applied retrospectively, or on a modified retrospective basis. Additionally, the IASB issued amendments in October 2017 that are effective for annual periods beginning on or after January 1, 2019. In conjunction with the amendments to IFRS 17 issued in June 2020, the IASB amended IFRS 4 to permit eligible insurers to apply IFRS 9 effective January 1, 2023, alongside IFRS 17. The standard replaced IAS 39 “Financial Instruments: Recognition and Measurement” (“IAS 39”). IFRS 9 addresses accounting and reporting principles for the classification and measurement of financial assets and financial liabilities, the impairment of financial assets and hedge accounting. IFRS 7 “Financial Instruments: Disclosures” (“IFRS 7”) was amended in conjunction with IFRS 9 and IFRS 17, with expanded qualitative and quantitative disclosures related to financial instruments and became effective along with IFRS 9 and IFRS 17 on January 1, 2023.
The Company adopted IFRS 9 on January 1, 2023, as permitted under the June 2020 amendments to IFRS 4 “Insurance Contracts”. The Company’s accounting policies for invested assets, and derivative and hedging instruments in accordance with IFRS 9 are presented in note 1.
IFRS 9 does not require restatement of comparative periods and the Company has not done so. The Company elected the option under IFRS 17 to reclassify financial assets, including those held in respect of activities not connected to contracts within the scope of IFRS 17, on an instrument-by-instrument
basis, for 2022 comparatives in order to align with the classifications on initial application of IFRS 9 as at January 1, 2023. These classification changes led the Company to present certain investment results previously reported in net investment income or OCI under IAS 39, within OCI or net investment income under IFRS 9, respectively. For 2022 comparative information, the Company did not apply IFRS 9’s ECL impairment model or hedge accounting principles. With respect to these matters, the guidance contained in IAS 39 was maintained. In the case of assets previously classified as FVTPL under IAS 39 and classified as FVOCI or amortized cost under IFRS 9, no IAS 39 impairment was calculated for these Consolidated Financial Statements.
Consistent with IFRS 17 amendments, the adoption of IFRS 9 resulted in certain differences in the classification and measurement of financial assets when compared to their classification and measurement under IAS 39. The most significant classification changes included approximately $184 billion of debt securities previously classified as FVTPL which were classified as FVOCI under IFRS 9.
The Company has elected to apply the hedge accounting requirements under IFRS 9 to all designated hedge accounting relationships prospectively, with the exception to the cost of hedging guidance, that has been applied retrospectively for certain cash flow hedge and net investment hedge relationships. As at January 1, 2023, all existing IAS 39 hedge accounting relationships were assessed and qualified for hedge accounting under IFRS 9. These existing relationships are treated as continuing hedge accounting relationships under IFRS 9 on January 1, 2023 and are disclosed with comparative information for 2022 under IAS 39. Refer to note 5.
The Company has designated new hedge accounting relationships with the objective to reduce potential accounting mismatches between changes in the fair value of derivatives in income, and changes in fair value due to financial risk of insurance liabilities and financial assets in OCI. The incremental notional of derivatives designated in new hedge accounting relationships amounted to $232,637 on transition date. New hedge accounting relationships are effective prospectively on January 1, 2023.
The effects of adoption were as follows:

•
Effects from applying IFRS 17 asset classification changes among FVTPL, AFS and amortized cost under IAS 39 to FVOCI and FVTPL under IFRS 9 resulted in a reduction in retained earnings of $10,645, net of tax, and an increase in OCI of $16,916, net of tax, as at January 1, 2022 when IFRS 17’s transition option was elected. These were presented under “Opening adjustment of financial assets at adoption of IFRS 9 / IFRS 17” in the Consolidated Statements of Changes in Equity.

•
The adoption of IFRS 9 resulted in recognition of ECL of $724. Loss allowances when applied to assets held at amortized cost reduce the carrying value of the assets and reduce equity. Loss allowances do not affect the fair value of assets held at FVOCI and therefore do not affect their carrying value. Loss allowances for assets held at FVOCI do not change total equity, instead result in movement between OCI and retained earnings.

•
The impact of adopting IFRS 9’s ECL impairment methodology resulted in a reduction to retained earnings of $409, net of tax, and an increase to

AOCI of $408 net of tax, on January 1, 2023. This results from the derecognition of loss allowances in accordance with IAS 39, and the recognition of ECL on FVOCI assets with reductions in retained earnings and corresponding increases in AOCI. For financial assets held at amortized cost and investment commitments, ECL was recognized with reductions in retained earnings.

•
As at January 1, 2023, the retrospective application of IFRS 9 to the cost of hedging for currency basis spread resulted with a net $22 reclassification from cash flow hedge and foreign currency translation reserve to a new separate component of accumulated OCI, the cost of hedging. Other IFRS 9 hedge accounting principles had $nil impact as at January 1, 2023 for these Consolidated Financial Statements.

•
The impact of changes made as at January 1, 2023 were presented under line items labeled “Opening adjustment of financial assets at adoption of IFRS 9 / IFRS 17” in the Consolidated Statements of Changes in Equity.

The implementation of IFRS 9 has been incorporated into the Company’s Enterprise Risk Management Framework (“ERM”) and supervised by the Executive Risk Committee (“ERC”). The integration of forward-looking information into the calculation of the ECL and the definition and evaluation of what constitutes a significant increase in credit risk (“SICR”) of an investment are inherently subjective and involve the use of significant judgement. Therefore, the Company has developed a front-to-back
governance framework over the ECL calculation and
has designed controls and procedures to provide reasonable assurance that information is properly recorded. The Company has effective credit risk management processes in place that continue to be applicable and aim to ensure that the effects of economic developments are appropriately considered, mitigation actions are taken where required and risk appetite is reassessed and adjusted as needed.
The Company adopted IFRS 7 (as amended), which expanded qualitative and quantitative disclosures related to financial instruments on January 1, 2023. Refer to notes 4, 5 and 9.
The following table illustrates the impact on loss allowances for invested assets on transition from the incurred loss impairment under IAS 39 to the expected credit losses impairment allowance under IFRS 9.

	December 31, 2022 IAS 39 Impairment allowance	January 1, 2023 IFRS 9 ECL allowance
Debt securities at FVOCI under IFRS 9	$–	$348
Private placements at FVOCI under IFRS 9	–	255
Private placements at amortized cost under IAS 39	25	–
Mortgages at FVOCI under IFRS 9	–	83
Mortgages at amortized cost under IAS 39	10	–
Other invested assets at FVOCI under IFRS 9	–	13
Financial assets at amortized cost under IFRS 9	–	14
Mortgages at amortized cost under IAS 39	7	–
Loans to Bank clients under IAS 39	5	–
Total on-balance sheet exposures	47	713
Allowance for credit losses on off-balance sheet exposures	–	11
Total	$47	$724
The following table shows financial liabilities under IAS 39 and the impact of classification and measurement changes on adoption of IFRS 9.

	Measurement category	December 31, 2022 IAS 39 Total carrying value	Impact of classification and measurement changes (1),(2)	January 1, 2023 IFRS 9 Total carrying value
Investment contract liabilities	FVTPL	$796	$2	$798
	Amortized cost	2,452	6,829	9,281
Deposits from Bank clients	Amortized cost	22,507	–	22,507
Derivative liabilities	FVTPL	14,289	–	14,289
Other liabilities	Amortized cost	17,421	1,473	18,894
Long-term debt	Amortized cost	6,234	–	6,234
Capital instruments	Amortized cost	6,122	–	6,122
Total in-scope financial liabilities		$69,821	$8,304	$78,125

(1)	Investment contract liabilities held at amortized cost of $6,829 were reclassified from insurance contract liabilities under IFRS 4.
(2)
Other liabilities include amounts not in scope of IFRS 9, for example pension obligations. Other liabilities of $1,473 held at amortized cost under IFRS 9 were reclassified from insurance contract liabilities under IFRS 4.

(III) Amendments to IAS 1 “Presentation of Financial Statements”
Amendments to IAS 1 “Presentation of Financial Statements” and IFRS Practice Statement 2 “Making Materiality Judgements” were issued in February 2021 and are effective prospectively on or after January 1, 2023 with earlier application permitted. The amendments address the process of selecting accounting policy disclosures, which will be based on assessments of the materiality of the accounting policies to the entity’s financial statements. Adoption of these amendments did not have a significant impact on the Company’s Consolidated Financial Statements.
(IV) Amendments to IAS 8 “Accounting Policies, Changes to Accounting Estimates and Errors”
Amendments to IAS 8 “Accounting Policies, Changes to Accounting Estimates and Errors” were issued in February 2021, and are effective prospectively on or after January 1, 2023, with earlier application permitted. The amendments include new definitions of estimate and change in accounting estimate, intended to help clarify the distinction among changes in accounting estimates, changes in accounting policies, and corrections of errors. Adoption of these amendments did not have a significant impact on the Company’s Consolidated Financial Statements.
(V) Amendments to IAS 12 “Income Taxes”
Amendments to IAS 12 “Income Taxes” were issued in May 2023. The amendments relate to the OECD’s International Pillar Two tax reform, which seeks to establish a global minimum tax (“GMT”) of fifteen per cent and address inter-jurisdictional base erosion and profit shifting, targeting larger international companies. Most jurisdictions have agreed to participate and effective dates for the GMT vary by jurisdiction based on local legislation.
The Amendments require that, effective for the year ended December 31, 2023, disclosure of current tax expense or recovery related to the GMT is required along with, to the extent that the GMT legislation is enacted or substantively enacted but not yet in effect, disclosure of known or reasonably estimable information that helps users of financial statements understand the Company’s exposure to the GMT arising from that legislation. Certain jurisdictions in which the Company operates, including Ireland, Japan, Luxembourg, Netherlands, the United Kingdom and Vietnam, have enacted legislation to adopt the GMT as of January 1, 2024. The assessment of the Company’s potential exposure to the GMT is based on the most recent information available regarding the financial performance of the constituent entities in these jurisdictions. Based on the assessment, the Company’s operations within these jurisdictions are not impacted by the GMT and therefore no disclosure of current tax expense or recovery related to the GMT is provided.
The United States adopted a corporate alternative minimum tax (“CAMT”) of fifteen per cent, with an effective date of January 1, 2023. CAMT is not a Qualifying Domestic Minimum Top-up Tax for the purposes of the GMT.
In response to the GMT, Bermuda enacted the Corporate Income Tax 2023 Act on December 27, 2023. The Company’s Bermuda tax-resident subsidiaries and branches will be subject to this new tax regime effective January 1, 2025, at a rate of fifteen per cent. The Bermuda corporate income tax is not a Qualifying Domestic Minimum Top-up Tax for the purposes of the GMT.
Countries without a qualified domestic minimum top-up tax of their own will be in scope for Canada’s global minimum tax calculations, once enacted. The Company does not expect this will affect Manulife’s total global minimum tax exposure; however, it will dictate which jurisdiction has the taxing right for local country income.
The Amendments introduce a temporary mandatory exception in IAS 12 from recognizing and disclosing deferred tax assets and liabilities related to the GMT. The Company has applied the mandatory temporary exception from accounting for deferred taxes in respect of the GMT.